Accounts payable and accrued expenses (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable	$ 2,594,175	$ 137,919
VIP earn out	5,037,900
FIN penalty shares	3,224,813
Accrued interest	3,591,097
Other accrued expenses	4,883,365	168,281
Accounts payable and accrued expenses	$ 19,331,350	$ 306,200	$ 37,853